ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.11

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-6
Start - End Dates:	10/2/2018 - 9/6/2019
Deal Loan Count:	391

Conditions Report 2.0

Loans in Report:	391
Loans with Conditions:	326

578 - Total Active Conditions
578 - Non-Material Conditions
12 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
5 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
565 - Compliance Review Scope
1 - Category: Documentation
178 - Category: Federal Consumer Protection
4 - Category: RESPA
2 - Category: Right of Rescission
6 - Category: State Consumer Protection
13 - Category: State Rate Spread
8 - Category: Texas Home Equity
353 - Category: TILA/RESPA Integrated Disclosure
340 - Total Satisfied Conditions

122 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
9 - Category: Application
33 - Category: Credit/Mtg History
7 - Category: DTI
22 - Category: Income/Employment
30 - Category: Insurance
8 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Re-Verifications
6 - Category: Terms/Guidelines
3 - Category: Title
78 - Property Valuations Review Scope
72 - Category: Appraisal
5 - Category: FEMA
1 - Category: Value
140 - Compliance Review Scope
56 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
1 - Category: Documentation
11 - Category: Federal Higher-Priced
1 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
6 - Category: Texas Home Equity
61 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI

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